Financial Instruments	12 Months Ended
Jan. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments [Text Block]

14. Financial Instruments

The fair value of the Company's accounts receivables and accounts payable, approximate carrying value, due to their short-term nature. The Company's cash is measured at fair value under the fair value hierarchy based on level one quoted prices in active markets for identical assets or liabilities.

Financial risk management and objectives

The Company's activities expose it to a variety of financial risks: credit risk, liquidity risk, and market risk (including interest rate risk, foreign currency risk, and commodity price risk).

The Company thoroughly examines the various financial risks to which it is exposed and assesses the impact and likelihood of those risks. Where material, these risks are reviewed and monitored by the Board of Directors.

Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company is exposed to credit risk as During the year ended January 31, 2022, one customer represented 100% of the total revenue and represented 100% of the total accounts receivable.

Liquidity risk

Liquidity risk is the risk that the Company will not have sufficient cash resources to meet its financial obligations as they come due. The Company's liquidity and operating results may be adversely affected if its access to the capital market is hindered, whether as a result of a downturn in stock market conditions generally or matters specific to the Company. The Company generates cash flows primarily from its financing activities.

The Company manages its liquidity needs by carefully monitoring scheduled costs. Liquidity is measured in various time bands, on day to day and week-to-week basis, as well as on long term liquidity needs over 180 day to 360 day look out periods. Funding for long term liquidity needs is based on the ability of the Company to successfully complete private placements.

As at January 31, 2022, the Company had cash and cash equivalents of $211,302 to settle current liabilities of $349,672.

Market Risk

Market risk is the risk of loss that may arise from changes in market factors such as interest rates, commodity and equity prices, and foreign exchange rates.

(a) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to significant interest rate risk.

(b) Price risk

The Company is not exposed to significant price risk as it does not possess investments in publicly traded securities.

(c) Currency risk

Currency risk is the risk that the fair value of future cash flows of a financial instrument denominated in a foreign currency will fluctuate because of changes in foreign exchange rates. Effective sale of the Company's interest in Cultivar JA in March 2020, the Company has no exposure to any currency except Canadian dollars.